Earnings per share (Tables)	12 Months Ended
Mar. 31, 2026
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Disclosure of the Difference Between Basic And Diluted Earnings Per Share
Reconciliation of the difference between basic and diluted earnings per share attributable to Toyota Motor Corporation are as follows:

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Toyota Motor Corporation	Weighted-average common shares	Earnings per share attributable to Toyota Motor Corporation

For the year ended March 31, 2024
Net income attributable to Toyota Motor Corporation	4,944,933

Basic and Diluted earnings per share attributable to Toyota Motor Corporation	4,944,933	13,512,848	365.94
3,848,098
For the year ended March 31, 202 5
Net income attributable to Toyota Motor Corporation	4,765,086

Basic and Diluted earnings per share attributable to Toyota Motor Corporation	4,765,086	13,252,456	359.56

For the year ended March 31, 2026
Net income attributable to Toyota Motor Corporation	3,848,098

Basic and Diluted earnings per share attributable to Toyota Motor Corporation	3,848,098	13,033,274	295.25

Disclosure of Shareholders' Equity Per Share
The following table shows Toyota Motor Corporation shareholders’ equity per share. Shareholders’ equity per share is calculated by dividing Toyota Motor Corporation shareholders’ equity in the consolidated statement of financial position by the number of common shares issued and outstanding at the end of the year (excluding treasury stock).

	Yen in millions	Thousands of shares	Yen
	Toyota Motor Corporation shareholders’ equity	Common shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation shareholders’ equity per share
As of March 31, 2025	35,924,826	13,048,930	2,753.09
As of March 31, 2026	39,918,854	13,033,384	3,062.82